Employee benefit expenses	12 Months Ended
Dec. 31, 2023
Disclosure of employee benefit expenses [Abstract]
Employee benefit expenses
Note 8 – Employee benefit expenses

Employee benefit expenses (not including directors' remuneration) comprise:

	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1	2 0 2 3
	NIS	NIS	NIS	US Dollars
Salary	42,126	33,888	33,263	11,615
Bonus	3,061	4,946	5,326	844
	45,187	38,834	38,589	12,459

Key management personnel compensation
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, including the directors of the company and other senior officers.

Key management personnel expenses comprise:

	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1	2 0 2 3
	NIS	NIS	NIS	US Dollars

Salary and management fees	6,021	5,268	5,039	1,660
Bonus	2,661	4,569	4,840	734
Share based payment expense	536	321	-	89
Directors' remuneration	228	332	345	63
	9,446	10,490	10,224	2,546